Financial Instruments and Related Disclosures - Summary of Movement in Financial Instruments Measured Using Level 3 Valuation Method (Detail) - Level 3 [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurements of assets and liabilities [line items]
Beginning balance	£ (5,532)	£ (5,657)
Net losses recognised in the income statement	(103)	(1,229)
Net gains recognised in other comprehensive income	31	146
Settlement of contingent consideration liabilities	893	1,137
Settlement of contingent consideration receivables	(42)	(42)
Additions	241	381
Disposals and settlements	(33)	(27)
Transfers from Level 3	(174)	(241)
Other movements	(3)	0
Ending balance	£ (4,722)	£ (5,532)